Other long-term investment	12 Months Ended
Dec. 31, 2016
Other long-term investment [Abstract]
Other long-term investment
7.	Other long-term investment

As of December 31, 2015 and 2016, the other long-term investment accounted for at cost consisted of the following:

			December 31,
Cost method investee	Initial Cost	Ownership	2015
	US$		US$
Ruihao Rongtong	30,865,904	80%	30,865,904
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648

			31,107,552

	Initial Cost	Ownership	December 31, 2016
	US$		US$
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648

On May 6, 2015, the Company acquired 80% equity interest of Ruihao Rongtong at a consideration of US$30,865,904. The remaining 20% equity interest was held by the founder of Ruihao Rongtong (“Founder”). In accordance with ASC 325-20, Cost Method Investments, cost method accounting was applied as the investment did not qualify as in-substance common stock and did not have a readily determinable fair value. Pursuant to the Share Transfer Agreements which were unanimously approved by both the Company and the Founder, the Company transferred 20% and 5% of its equity interest in Ruihao Rongtong to Ping’an trust on March 1, 2016 and June 28, 2016, respectively (see Note 2a). On August 4, 2016, the Company purchased the Founder’s 20% equity interest in Ruihao Rongtong and obtained control over Ruihao Rongtong through the amendment of the articles of association. The Ruihao Rongtong acquisition was accounted for as an assets acquisition. On September 18, 2016, the Company transferred an additional 10% equity interest of Ruihao Rongtong to Ping’an trust (see Note 2a). As of December 31, 2016, the Company’s holds a 65% equity interest in Ruihao Rongtong.

For the years ended December 31, 2014, 2015 and 2016, the Group recognized no investment profit or loss. As of December 31, 2015 and 2016, management noted no indicators of impairment related to these investments.